UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
CURRENT ASSETS
Cash and cash equivalents	₫ 2,382,144	$ 98,192,251	₫ 4,095,472	[1]	$ 167,700,000	₫ 1,634,152		₫ 4,271,400		₫ 3,024,916
Restricted cash	368,340	15,183,017	102,932	[1]		152,105
Trade receivables	1,050,856	43,316,406	469,918	[1]				652,922
Advances to suppliers	3,789,625	156,208,780	4,753,634	[1]
Inventories, net	29,643,327	1,221,901,360	30,141,381	[1]				21,607,277
Short-term prepayments and other receivables	8,571,523	353,319,167	8,006,103	[1]				6,457,169
Short-term derivative assets	872,857	35,979,266	548,010	[1]	22,961,954			532,718
Current net investment in sales-type lease	79,801	3,289,406	87,552	[1]	$ 3,668,482			5,448
Short-term investments	₫ 4,162	$ 171,558	4,105	[1]
Short-term amounts due from related parties			₫ 2,374,382
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party		Related party
Assets classified as held for sale	₫ 51,030	$ 2,103,462						360,893
Total current assets	52,534,890	2,165,494,229	₫ 50,583,489	[1]
NON-CURRENT ASSETS
Trade receivables	140,723	5,800,618	110,312	[1]
Property, plant and equipment, net	79,739,667	3,286,878,277	79,122,703	[1]				57,188,667
Intangible assets, net	1,222,526	50,392,663	1,346,324	[1]				1,461,071
Goodwill								272,203
Operating lease right-of-use assets	6,378,812	262,935,367	7,081,509	[1]	$ 296,437,819			4,558,983
Long-term derivative assets			66,124	[1]	2,770,636			696,332
Long-term prepayments	1,096,524	45,198,846	217,180	[1]
Non-current net investment in sales-type lease	790,504	32,584,666	620,665	[1]	26,006,243			82,062
Investment in equity investees	1,183,035	48,764,839	1,214,938	[1]
Other long-term investments	918,040	37,841,715	918,040	[1]
Long-term amounts due from related parties			51,073
Long-term restricted cash	931,279	38,387,428	660,363	[1]		521,396
Other non-current assets	4,292,396	176,933,059	4,865,001	[1]
Total non-current assets	96,727,940	3,987,136,851	96,274,232	[1]
TOTAL ASSETS	149,262,830	6,152,631,080	146,857,721	[1]
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	47,121,780	1,942,365,210	42,924,034	[1]				14,579,553
Short-term financial liabilities	20,383,289	840,201,525	18,258,063	[1]
Convertible debenture	1,299,472	53,564,386	1,190,475	[1]
Trade payables	10,813,035	445,714,551	12,146,588	[1]
Deposits and down payment from customers	2,042,600	84,196,208	1,194,112	[1]
Short-term deferred revenue	143,788	5,926,958	149,747	[1]				107,448		17,338
Short-term accruals	9,347,188	385,292,168	11,431,878	[1]				11,056,666
Current operating lease liabilities	1,586,283	65,386,768	1,524,356	[1]	63,701,710			768,883
Total current liabilities	163,234,314	6,728,537,263	152,036,022	[1]
NON-CURRENT LIABILITIES
Long-term interest-bearing loans and borrowings	22,879,716	943,104,534	30,170,149	[1]
Long-term financial liability	42,298	1,743,528	137,057	[1]	5,742,772
Non-current operating lease liabilities	4,834,657	199,285,120	5,330,344	[1]	$ 223,223,707			3,256,351
Long-term deferred revenue	1,904,518	78,504,452	1,569,733	[1]
Deferred tax liabilities	1,015,454	41,857,131	1,025,264	[1]				947,981		₫ 51,462
Long-term accruals	246,802	10,173,207	123,867	[1]
Total non-current liabilities	67,980,284	2,802,155,153	60,233,414	[1]
Commitments and contingencies				[1]
EQUITY
Ordinary shares, no par value - VinFast Auto (2,337,788,498 and 2,338,695,829 shares issued and outstanding as of December 31, 2023 and June 30, 2024)	9,861,943	406,510,429	9,847,536	[1]
Accumulated losses	(223,965,064)	(9,231,865,787)	(190,502,556)	[1]		(158,043,712)		(130,331,673)
Additional paid-in capital	55,290,576	2,279,083,924	38,258,499	[1]
Other comprehensive loss	(464,216)	(19,135,037)	(385,873)	[1]
Deficit attributable to equity holders of the parent	(159,276,761)	(6,565,406,472)	(142,782,394)	[1]
Non-controlling interests	77,324,993	3,187,345,136	77,370,679	[1]		77,385,801		77,442,544
Total deficit	(81,951,768)	(3,378,061,336)	(65,411,715)	[1]		₫ (61,699,279)	[1]	(36,228,506)	[1]
TOTAL DEFICIT AND LIABILITIES	149,262,830	6,152,631,080	146,857,721	[1]
Related party
CURRENT ASSETS
Short-term amounts due from related parties	₫ 5,721,225	$ 235,829,555	₫ 2,374,382	[1]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party		Related party
NON-CURRENT ASSETS
Long-term amounts due from related parties	₫ 34,434	$ 1,419,373	₫ 51,073	[1]
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party		Related party
CURRENT LIABILITIES
Other current liabilities	₫ 59,402,573	$ 2,448,580,915	₫ 49,341,144	[1]
NON-CURRENT LIABILITIES
Other non-current liabilities	33,212,671	1,369,030,132	19,682,747	[1]
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	11,094,306	457,308,574	13,875,625	[1]				4,177,978
NON-CURRENT LIABILITIES
Other non-current liabilities	₫ 3,844,168	$ 158,457,049	₫ 2,194,253	[1]				₫ 606,429

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).